Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Comprehensive Income/(Loss) [Member]	Accumulated Income/(Loss) [Member]	Total
Beginning balance at Mar. 31, 2015
Beginning balance, shares at Mar. 31, 2015
Issuance of share capital - Additional founder's shares at $0.0001 per share	$ 10				10
Issuance of share capital - Additional founder's shares at $0.0001 per share, shares	100,000
Net loss
Foreign currency translation adjustment
Ending balance at Mar. 31, 2016	$ 10				10
Ending balance, shares at Mar. 31, 2016	100,000
Issuance of share capital - Additional founder's shares at $0.0001 per share	$ 10,490				10,490
Issuance of share capital - Additional founder's shares at $0.0001 per share, shares	104,900,000
Issuance of share capital - shares issued in private placement completed on December 2, 2016 at $0.10 per share	$ 85	84,915			85,000
Issuance of share capital - shares issued in private placement completed on December 2, 2016 at $0.10 per share, shares	850,000
Issuance of share capital - shares issued in private placement completed on February 28, 2017 at $0.15 per share	$ 315	472,185			472,500
Issuance of share capital - shares issued in private placement completed on February 28, 2017 at $0.15 per share, shares	3,150,000
Net loss				(234,862)	(234,862)
Foreign currency translation adjustment			6,566		6,566
Ending balance at Mar. 31, 2017	$ 10,900	557,100	6,566	(234,862)	339,704
Ending balance, shares at Mar. 31, 2017	109,000,000
Shares issued in private placement at $0.25 per share	$ 309	770,941			771,250
Shares issued in private placement at $0.25 per share	3,085,000
Net loss				(164,428)	(165,655)
Foreign currency translation adjustment			(19,984)		(19,984)
Ending balance at Dec. 31, 2017	$ 11,209	$ 1,328,041	$ (13,418)	$ (399,290)	$ 926,542
Ending balance, shares at Dec. 31, 2017	112,085,000